SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Investments in construction in progress	$ 1,292,232	$ 782,816
Less: 50% contributed under government grant	(646,116)	(391,408)
Gross property and equipment	$ 646,116	$ 391,408